Schedule of Investments (unaudited)	iShares® MSCI Ireland ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 9.8%
AIB Group PLC	948,206	$5,395,936
Bank of Ireland Group PLC	464,390	5,337,257
Permanent TSB Group Holdings PLC(a)	542,649	900,866
		11,634,059
Beverages — 2.8%
C&C Group PLC	1,553,510	3,361,295

Building Products — 17.7%
Kingspan Group PLC	218,568	21,056,396

Containers & Packaging — 6.5%
Ardagh Metal Packaging SA	594,415	2,347,939
Smurfit Kappa Group PLC	109,993	5,364,687
		7,712,626
Food Products — 11.9%
Dole PLC	245,486	3,036,662
Glanbia PLC	272,126	5,554,032
Kerry Group PLC, Class A	61,889	5,243,376
Origin Enterprises PLC	107,480	359,193
		14,193,263
Health Care Providers & Services — 2.2%
Uniphar PLC(a)	923,250	2,614,625

Hotels, Restaurants & Leisure — 3.3%
Dalata Hotel Group PLC	847,604	3,883,194

Household Durables — 6.5%
Cairn Homes PLC	2,450,432	4,459,574
Glenveagh Properties PLC(a)(b)	2,185,225	3,286,313
		7,745,887
Independent Power and Renewable Electricity Producers — 3.7%
Greencoat Renewables PLC, NVS	4,540,360	4,373,529

Insurance — 0.3%
FBD Holdings PLC	24,325	354,997

Life Sciences Tools & Services — 22.7%
ICON PLC(a)	83,253	27,042,239

Security	Shares	Value

Marine Transportation — 0.6%
Irish Continental Group PLC	123,203	$740,595

Metals & Mining — 0.3%
Kenmare Resources PLC	75,452	346,121

Passenger Airlines — 4.4%
Ryanair Holdings PLC, ADR	43,467	5,287,326

Pharmaceuticals — 0.5%
GH Research PLC(a)	41,398	583,298

Residential REITs — 1.6%
Irish Residential Properties REIT PLC	1,896,212	1,975,184

Trading Companies & Distributors — 4.5%
Grafton Group PLC	422,364	5,394,997

Total Long-Term Investments — 99.3%
(Cost: $100,832,830)		118,299,631

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(c)(d)	220,000	220,000

Total Short-Term Securities — 0.2%
(Cost: $220,000)		220,000

Total Investments — 99.5%
(Cost: $101,052,830)		118,519,631

Other Assets Less Liabilities — 0.5%		598,844

Net Assets — 100.0%		$119,118,475

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$160,000	(a)	$—	$—	$—	$220,000	220,000	$2,836	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Ireland ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	13	06/21/24	$708	$6,850

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$57,790,685	$60,508,946	$—	$118,299,631
Short-Term Securities
Money Market Funds	220,000	—	—	220,000
	$58,010,685	$60,508,946	$—	$118,519,631
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,850	$—	$6,850

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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